Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2016	4,134	619	860	281	180	509	6,583
Exchange differences	752	85	157	65	31	135	1,225
Impairment	(2,548)	—	—	—	—	—	(2,548)
Additions – internal development	—	132	—	—	—	—	132
Additions – purchased	—	25	—	—	—	—	25
Disposals	—	(49)	(37)	—	—	—	(86)
Acquisition through business combination	3	—	—	7	—	3	13
Disposal through business disposal	—	—	(6)	—	—	(47)	(53)
Transfer to intangible assets – pre-publication	—	(14)	—	—	—	—	(14)

At 31 December 2016	2,341	798	974	353	211	600	5,277

Exchange differences	(148)	(46)	(74)	(26)	(6)	(50)	(350)
Impairment	—	—	—	—	—	—	—
Additions – internal development	—	133	—	—	—	—	133
Additions – purchased	—	17	—	—	—	—	17
Disposals	—	(23)	—	—	—	—	(23)
Disposal through business disposal	—	(4)	(9)	(19)	—	(27)	(59)
Transfer from property, plant and equipment	—	11	—	—	—	—	11
Transfer to assets classified as held for sale	(163)	(4)	(2)	(27)	(21)	(34)	(251)

At 31 December 2017	2,030	882	889	281	184	489	4,755

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Amortisation
At 1 January 2016	—	(357)	(430)	(155)	(163)	(314)	(1,419)
Exchange differences	—	(60)	(83)	(32)	(27)	(75)	(277)
Charge for the year	—	(84)	(85)	(22)	(8)	(70)	(269)
Disposals	—	38	37	—	—	—	75
Disposal through business disposal	—	—	6	—	—	47	53
Transfer to intangible assets – pre-publication	—	2	—	—	—	—	2

At 31 December 2016	—	(461)	(555)	(209)	(198)	(412)	(1,835)

Exchange differences	—	30	43	13	4	36	126
Charge for the year	—	(85)	(77)	(18)	(3)	(40)	(223)
Disposals	—	21	—	—	—	—	21
Disposal through business disposal	—	2	8	18	—	22	50
Transfer to assets classified as held for sale	—	—	1	16	19	34	70

At 31 December 2017	—	(493)	(580)	(180)	(178)	(360)	(1,791)

Carrying amounts
At 1 January 2016	4,134	262	430	126	17	195	5,164
At 31 December 2016	2,341	337	419	144	13	188	3,442

At 31 December 2017	2,030	389	309	101	6	129	2,964

Summary of Useful Economic Life of Intangible Assets

The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2017
Class of intangible asset	Useful economic life
Acquired customer lists, contracts and relationships	3–20 years
Acquired trademarks and brands	2–20 years
Acquired publishing rights	5–20 years
Other intangibles acquired	2–20 years

Summary of Amortisation Profile of Intangible Assets

The expected amortisation profile of acquired intangible assets is shown below:

	2017
All figures in £ millions	One to five years	Six to ten years	More than ten years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	215	75	19	309
Acquired trademarks and brands	56	31	14	101
Acquired publishing rights	5	1	—	6
Other intangibles acquired	97	32	—	129

Summary of Carrying Value of Goodwill

The carrying value of the goodwill in each of the CGUs is summarised below:

All figures in £ millions	2017	2016
North America	1,013	1,295
Core	641	633
Growth (includes Brazil, China, India and South Africa)	—	—
Pearson VUE	376	413

Total	2,030	2,341